Consolidated Statements of Financial Position - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Non-current assets
Investment properties	$ 162,726	$ 99,953
Property, plant and equipment	13,403	27,113
Trading properties	6,018	4,532
Intangible assets	12,297	12,387
Other assets	189
Investments in associates and joint ventures	24,650	7,885
Deferred income tax assets	380	285
Income tax and MPIT credit	415	145
Restricted assets	2,044	448
Trade and other receivables	8,142	4,974
Investments in financial assets	1,703	1,772
Financial assets held for sale	7,788	6,225
Derivative financial instruments		31
Total non-current assets	239,755	165,750
Current assets
Trading properties	3,232	1,249
Inventories	630	4,260
Restricted assets	4,245	506
Income tax and MPIT credit	399	339
Group of assets held for sale	5,192	2,681
Trade and other receivables	14,947	17,264
Investments in financial assets	25,503	11,951
Financial assets held for sale	4,466	2,337
Derivative financial instruments	87	51
Cash and cash equivalents	37,317	24,854
Total current assets	96,018	65,492
TOTAL ASSETS	335,773	231,242
SHAREHOLDERS' EQUITY
Shareholders' equity attributable to equity holders of the parent (according to corresponding statement)	37,421	25,864
Non-controlling interest	37,120	21,472
TOTAL SHAREHOLDERS' EQUITY	74,541	47,336
Non-current liabilities
Borrowings	181,046	109,489
Deferred income tax liabilities	26,197	23,024
Trade and other payables	3,484	3,040
Provisions	3,549	943
Employee benefits	110	763
Derivative financial instruments	24	86
Salaries and social security liabilities	66	127
Total non-current liabilities	214,476	137,472
Current liabilities
Trade and other payables	14,617	20,839
Borrowings	25,587	19,926
Provisions	1,053	890
Group of liabilities held for sale	3,243	1,855
Salaries and social security liabilities	1,553	2,041
Income tax and MPIT liabilities	522	797
Derivative financial instruments	181	86
Total current liabilities	46,756	46,434
TOTAL LIABILITIES	261,232	183,906
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 335,773	$ 231,242